SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Measurement categories of financial assets (Details)	12 Months Ended
Dec. 31, 2017
Loans and receivables
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets before adoption of IFRS 9	79,613,681
Loans and receivables | Cash and cash equivalents
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets before adoption of IFRS 9	792,252
Loans and receivables | Customers
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets before adoption of IFRS 9	5,124,744
Loans and receivables | Loans and financing
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets before adoption of IFRS 9	10,266,851
Loans and receivables | Reimbursement rights
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets before adoption of IFRS 9	8,076,826
Loans and receivables | Financial assets - Transmission
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets before adoption of IFRS 9	11,623,493
Loans and receivables | Financial assets - Generation
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets before adoption of IFRS 9	4,659,487
Loans and receivables | Financial Assets - Transmission (RBSE)
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets before adoption of IFRS 9	38,238,015
Loans and receivables | Financial assets - Amounts receivable Parcel A
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets before adoption of IFRS 9	832,013
Held to maturity | Marketable securities
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets before adoption of IFRS 9	331,588
Fair value through profit or loss
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets before adoption of IFRS 9	7,350,863
Financial assets after adoption of IFRS 9	7,350,863
Fair value through profit or loss | Cash and cash equivalents
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets after adoption of IFRS 9	792,252
Fair value through profit or loss | Financial Assets - Transmission (RBSE)
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets after adoption of IFRS 9	39,376,560
Fair value through profit or loss | Marketable securities
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets before adoption of IFRS 9	6,924,632
Financial assets after adoption of IFRS 9	6,924,632
Fair value through profit or loss | Derivative financial instruments
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets before adoption of IFRS 9	426,231
Financial assets after adoption of IFRS 9	426,231
Financial assets available for sale
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets before adoption of IFRS 9	3,950,774
Financial assets available for sale | Investments (equity stakes)
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets before adoption of IFRS 9	1,418,659
Financial assets available for sale | Financial assets - Distribution
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets before adoption of IFRS 9	2,532,115
Amortized cost
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets after adoption of IFRS 9	69,048,909
Amortized cost | Customers
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets after adoption of IFRS 9	5,044,920
Amortized cost | Loans and financing
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets after adoption of IFRS 9	10,266,851
Amortized cost | Reimbursement rights
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets after adoption of IFRS 9	8,076,826
Amortized cost | Financial assets - Transmission
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets after adoption of IFRS 9	-
Amortized cost | Financial assets - Generation
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets after adoption of IFRS 9	4,659,487
Amortized cost | Financial assets - Amounts receivable Parcel A
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets after adoption of IFRS 9	832,013
Amortized cost | Marketable securities
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets after adoption of IFRS 9	331,588
Fair value through other comprehensive income
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets after adoption of IFRS 9	3,950,774
Fair value through other comprehensive income | Investments (equity stakes)
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets after adoption of IFRS 9	1,418,659
Fair value through other comprehensive income | Financial assets - Distribution
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets after adoption of IFRS 9	2,532,115